Other Financial Information - Other Long-term Liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred rent		$ 46	$ 76
Security deposit		12	0
Other long term liabilities, net	$ 26	$ 58	$ 76